Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Equipment and automotive	$ 3,900	$ 3,836	$ 2,538
Less: Accumulated depreciation and amortization	(1,852)	(1,719)	(1,032)
Construction in progress	2,840	2,181	49
Property and equipment, net	4,888	4,298	1,555
Equipment and Automotive
Balance Sheet Components [Line Items]
Equipment and automotive	1,701	1,730	791
Software
Balance Sheet Components [Line Items]
Equipment and automotive	1,281	1,188	1,150
Leasehold Improvements
Balance Sheet Components [Line Items]
Equipment and automotive	566	566	312
Plates and Dies
Balance Sheet Components [Line Items]
Equipment and automotive	$ 352	$ 352	$ 285